Intangible assets and Goodwill - DCF (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash generating units except for Just Execute and OAI Evotec International Innovate
Intangible assets and Goodwill
Cash flow projection period in project planning	5 years
Cash flow projection period including simplified transition period	10 years
OAI/Evotec International Execute
Intangible assets and Goodwill
Pre-tax discount rate	11.43%	10.15%
Sustainable growth rate	2.00%	2.00%
Evotec (US) Execute
Intangible assets and Goodwill
Pre-tax discount rate	10.44%	9.32%
Sustainable growth rate	2.00%	2.00%
Aptuit Execute
Intangible assets and Goodwill
Pre-tax discount rate	14.20%	13.12%
Sustainable growth rate	2.00%	2.00%
OAI/Evotec International Innovate
Intangible assets and Goodwill
Cash flow projection period in project planning	5 years
Pre-tax discount rate	13.41%	11.93%
Sustainable growth rate	2.00%	2.00%
Just Execute
Intangible assets and Goodwill
Cash flow projection period in project planning	9 years
Pre-tax discount rate	12.86%	11.71%
Sustainable growth rate	2.00%	2.00%